Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (37,062)	$ (33,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,067	1,662
Non-cash share-based compensation	2,340	(670)
Non-cash interest expense	1,790	0
Loss on termination of operating lease	0	11
Loss on disposal of fixed assets and intangible assets	0	672
Deferred income tax	(174)	(280)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5,429)	(5,050)
Prepaid expenses and other non-current assets	180	163
Long-term deposits	0	811
Accounts payable	(272)	1,085
Operating lease right of use assets, net	904	(902)
Accrued expenses and other liabilities	1,890	(1,649)
Current and non-current operating lease liabilities	(1,264)	70
Net cash used in operating activities	(35,030)	(37,343)
Cash flows from investing activities:
Purchases of property and equipment	(771)	(1,900)
Net cash used in investing activities	(771)	(1,900)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	0	130,897
Payments of equity issuance costs	(1)	(7,573)
Net cash (used in) provided by financing activities	(1)	123,324
Effect of exchange rate changes on cash and restricted cash	(5,982)	1,632
Net increase (decrease) in cash and restricted cash	(41,784)	85,713
Cash and restricted cash, beginning of period	310,676	154,085
Cash and restricted cash, end of period	268,892	239,798
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	593	569
Capitalized implementation costs included in accrued expenses	0	190
Issuance costs included in accounts payable and accrued expenses	16	1,124
Lease assets terminated	0	28,517
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Cash	268,558	239,012
Restricted cash	334	786
Total cash and restricted cash	$ 268,892	$ 239,798